Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 574,000.00
Previously Paid Amount	0.00
Total Fee Amount	79.27
Total Offset Amount	0.00
Net Fee	79.27
Narrative - Max Aggregate Offering Price	$ 574,000.00
Final Prospectus	true